Loans and asset quality - Nonperforming Assets (Details) - Domestic - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Impaired [Line Items]
With an allowance	$ 131	$ 128
Without an allowance	9	49
Total nonperforming loans	140	177
With an allowance, Other assets owned	0	0
Without an allowance, Other assets owned	3	2
Other assets owned	3	2
With an allowance, Total nonperforming assets	131	128
Without an allowance, Total nonperforming assets	12	51
Total nonperforming assets	143	179
Other residential mortgages
Financing Receivable, Impaired [Line Items]
With an allowance	16	18
Without an allowance	1	1
Total nonperforming loans	17	19
Wealth management mortgages
Financing Receivable, Impaired [Line Items]
With an allowance	9	6
Without an allowance	8	9
Total nonperforming loans	17	15
Commercial real estate
Financing Receivable, Impaired [Line Items]
With an allowance	106	104
Without an allowance	0	39
Total nonperforming loans	$ 106	$ 143